Parnassus Core Equity Fund

Portfolio of Investments as of March 31, 2025 (unaudited)

Equities	Shares	Market Value ($)

Banks (2.1%)

Bank of America Corp.	13,116,622	547,356,636

Biotechnology (2.5%)

Vertex Pharmaceuticals Inc.[q]	1,396,796	677,194,637

Capital Markets (6.1%)

Intercontinental Exchange Inc.	5,420,548	935,044,530

S&P Global Inc.	1,387,773	705,127,461

		1,640,171,991

Chemicals (4.1%)

Linde plc	1,612,550	750,867,782

The Sherwin-Williams Co.	1,022,042	356,886,846

		1,107,754,628

Commercial Services & Supplies (4.0%)

Waste Management Inc.	4,665,015	1,079,997,623

Containers & Packaging (2.0%)

Ball Corp.Ω	10,455,181	544,401,275

Diversified Financial Services (6.0%)

Fiserv Inc.[q]	3,395,926	749,922,339

Mastercard Inc., Class A	1,541,973	845,186,241

		1,595,108,580

Equity Real Estate Investment Trusts (3.1%)

Realty Income Corp.	14,304,406	829,798,592

Food & Staples Retailing (1.4%)

Costco Wholesale Corp.	399,446	377,788,038

Health Care Equipment & Supplies (2.0%)

Stryker Corp.	1,445,661	538,147,307

Health Care Providers & Services (2.5%)

The Cigna Group	2,049,370	674,242,730

Hotels, Restaurants & Leisure (1.4%)

Marriott International Inc., Class A	1,596,576	380,304,403

Household Products (1.7%)

The Procter & Gamble Co.	2,674,967	455,867,876

Insurance (4.5%)

Brown & Brown Inc.	5,379,585	669,220,374

Marsh & McLennan Companies Inc.	2,205,036	538,094,935

		1,207,315,309

Interactive Media & Services (4.1%)

Alphabet Inc., Class A	7,149,131	1,105,541,618

Life Sciences Tools & Services (4.4%)

Danaher Corp.	3,017,219	618,529,895

Thermo Fisher Scientific Inc.	1,118,843	556,736,277

		1,175,266,172

Machinery (4.0%)

Deere & Co.	2,249,886	1,055,983,994

Multiline Retail (5.5%)

Amazon.com Inc.[q]	7,668,694	1,459,045,720

Pharmaceuticals (2.1%)

Eli Lilly & Co.	693,832	573,042,787

Professional Services (2.3%)

Equifax Inc.	1,335,123	325,182,558

Verisk Analytics Inc., Class A	920,381	273,923,793

		599,106,351

Semiconductors & Semiconductor Equipment (10.2%)

Advanced Micro Devices Inc.[q]	2,885,352	296,441,065

Applied Materials Inc.	2,339,439	339,499,388

Broadcom Inc.	3,347,826	560,526,507

KLA Corp.	430,128	292,401,014

NVIDIA Corp.	11,291,564	1,223,779,706

		2,712,647,680

Software (16.9%)

Intuit Inc.	918,411	563,895,170

Microsoft Corp.	4,836,848	1,815,704,371

Oracle Corp.	1,808,714	252,876,304

Salesforce Inc.	1,966,498	527,729,403

ServiceNow Inc.[q]	513,999	409,215,164

Synopsys Inc.[q]	1,072,183	459,805,680

Workday Inc., Class Aq	2,076,513	484,928,081

		4,514,154,173

Specialty Retail (2.9%)

AutoZone Inc.[q]	205,303	782,775,172

Technology Hardware, Storage & Peripherals (2.4%)

Apple Inc.	2,928,379	650,480,827

Trading Companies & Distributors (1.4%)

Ferguson Enterprises Inc.	2,301,445	368,760,532

Total investment in equities (99.6%)

(cost $20,388,992,351)		26,652,254,651

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.5%)

Citibank, New York	3.68%	04/01/2025	134,450,342	134,450,342

Total short-term securities (0.5%)

(cost $134,450,342)				134,450,342

Total securities (100.1%)

(cost $20,523,442,693)				26,786,704,993

Other assets and liabilities (-0.1%)				(25,602,996)

Total net assets (100.0%)				26,761,101,997

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

q	This security is non-income producing.

plc	Public Limited Company